Credit facility (Details)	12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2025 CAD ($)
Credit facility
Authorized line of credit	$ 181,924			$ 250,000
Amount drawn on line of credit	$ 0	$ 0	$ 114,518
Prime rate
Credit facility
Spread on variable interest rate	1.00%			1.00%
Secured First Ranking Movable Hypothec
Credit facility
Secured first ranking movable hypothec on accounts payable and inventory	$ 545,772			$ 750,000